FINANCE LEASE OBLIGATIONS (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASE OBLIGATIONS (Tables)
Weighted average remaining lease term	50 months	59 months
Weighted average incremental borrowing rate	5.00%	5.00%